Related Party Transactions - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	9 Months Ended		12 Months Ended			1 Months Ended		9 Months Ended	12 Months Ended			9 Months Ended	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Apr. 30, 2011 2017 Senior Notes [Member]	Apr. 30, 2011 2017 PIK Notes [Member]	Sep. 30, 2012 Horizons Holdings [Member]	Dec. 31, 2011 Horizons Holdings [Member]	Sep. 30, 2012 New Dawn [Member]	Dec. 31, 2011 New Dawn [Member]	Sep. 30, 2012 WP Com [Member]	Dec. 31, 2011 WP Com [Member]
Related Party Transaction [Line Items]
Expense for services associated with 2008 MFA	$ 18.8	$ 18.7	$ 24.9	$ 24.7	$ 23.2
Percentage of voting equity of Intelsat Global Holdings	12.30%		12.60%
Sale of related party transaction notes						190.9	854.0
Equity method investment, Ownership percentage								50.00%	50.00%			49.00%	49.00%
Equity method investment, Ownership percentage										74.90%	74.90%
Receivable from parent	$ 33.9		$ 16.8	$ 5.0